Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Fund))	0 Months Ended
Dec. 29, 2011
S&P 500 Index
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years (or life of class, if less)	1.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	2.07% [1]
Class A
Average Annual Return:
1 Year	9.12%
5 Years	0.61%
10 Years (or life of class, if less)	0.88%
Inception Date	Feb. 03, 1988
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.03%
5 Years	(0.22%)
10 Years (or life of class, if less)	0.39%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.04%
5 Years	0.36%
10 Years (or life of class, if less)	0.64%
Class B
Average Annual Return:
1 Year	9.79%
5 Years	0.67%
10 Years (or life of class, if less)	1.07%
Inception Date	Oct. 03, 1994
Class C
Average Annual Return:
1 Year	13.93%
5 Years	1.05%
10 Years (or life of class, if less)	0.73%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	14.49%
5 Years	1.53%
10 Years (or life of class, if less)	1.82%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	16.31%
5 Years	2.28%
10 Years (or life of class, if less)	1.85%
Inception Date	Nov. 01, 1996

[1]	From 2-28-01